Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Aug. 31, 2023	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 57,726			$ 67,944		$ 67,944
Prepaid expenses	77,489			69,715		418,750
Prepaid income taxes	8,574
Total Current Assets	143,789			137,659		486,694
Investments and cash held in Trust Account	10,911,743			20,152,710		276,026,092
Equity-method investments			$ 3,381,683
TOTAL ASSETS	11,055,532			20,290,369		276,512,786
Current Liabilities:
Revolving credit facility		$ 13,307,415	8,050,227
Current liabilities:
Excise tax payable	107,814
Current liabilities:
Accounts payable and accrued expenses	834,802			317,199		317,564
Advance from related parties	3,043,323			651,799		135,836
Income taxes payable				68,061
Total Current Liabilities	3,985,939			1,037,059		453,400
Deferred underwriting fee payable	3,643,200			9,660,000		9,660,000
Warrant liabilities	388,800			583,200		9,832,800
Total liabilities	8,017,939			11,280,259		19,946,200
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock, value
Additional paid-in capital
Accumulated deficit	(7,684,116)			(11,100,661)		(19,434,104)
Total Stockholders’ Deficit	(7,683,426)			(11,099,971)		(19,433,414)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT	11,055,532			20,290,369		276,512,786
Unique Logistics International, Inc.
Current assets:
Cash		3,370,182	6,744,238		1,422,393
Accounts receivable, net		50,784,511	41,402,435		74,746,036
Contract assets		2,618,111	2,886,779		30,970,581
Other current assets and prepaids		7,318,337	9,293,533		1,404,021
Total Current Assets		64,091,141	60,326,985		108,543,031
Property and equipment, net		631,161	609,785		188,889
Goodwill		20,516,018	20,516,018		4,463,129
Intangible assets, net		12,433,925	12,865,093		7,337,704
Equity-method investments		3,557,379	3,381,683
Operating lease right-of-use assets, net		9,931,338	10,269,516		2,408,098
Deferred tax asset, net					942,748
Deferred offering cost		2,905,949	2,419,976		506,502
Other noncurrent assets		1,630,799	1,133,674		521,834
Total other noncurrent assets		50,975,408	50,585,960		16,180,015
TOTAL ASSETS		115,697,710	111,522,730		124,911,935
Current Liabilities:
Accounts payable		27,038,705	25,132,388		49,028,862
Accrued expenses and current liabilities		6,836,706	8,594,947		5,666,159
Accrued freight		2,370,646	3,489,957		9,240,650
Contract liabilities					468,209
Revolving credit facility		13,307,415	8,050,227		38,141,451
Current portion of notes payable		971,667			608,333
Current portion of notes payable to related parties		301,309	4,801,310		301,308
Current portion of operating lease liability		2,365,393	2,379,774		912,618
Noncurrent liabilities
Notes payable		8,526,316	4,000,000
Notes payable to related parties, net of current portion		9,000,000	8,750,000		397,968
Operating lease liability, net of current portion		7,972,219	8,212,445		1,593,873
Derivative liabilities		11,580,049	11,558,261		12,437,994
Deferred tax liability, net		4,593,266	4,405,442
Other noncurrent liabilities		5,549,513	4,552,346		282,666
Total noncurrent liabilities		47,221,363	41,478,494		14,712,501
Current liabilities:
Total Current Liabilities		53,191,841	52,448,603		104,367,590
Total liabilities		100,413,204	93,927,097		119,080,091
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock, value
Common stock value		799,142	799,142		687,197
Additional paid-in capital		180,220	180,220		292,155
Accumulated other comprehensive income		3,259	3,258
Accumulated deficit		10,835,458	13,066,109		4,851,541
Total Stockholders’ Deficit		11,819,020	14,049,670		5,831,844
Equity attributable to noncontrolling interests		3,465,486	3,545,963
Total Stockholders’ Equity		15,284,506	17,595,633		5,831,844
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT		115,697,710	111,522,730		124,911,935
Class A Common Stock
Current liabilities:
Class A common stock subject to possible redemption	10,721,019			20,110,081		276,000,000
Stockholders’ Deficit
Common stock value	690
Class B Common Stock
Stockholders’ Deficit
Common stock value				$ 690		$ 690
Series A Convertible Preferred stock | Unique Logistics International, Inc.
Stockholders’ Deficit
Preferred stock, value		120	120		130
Series B Convertible Preferred stock | Unique Logistics International, Inc.
Stockholders’ Deficit
Preferred stock, value		$ 821	821		821
Series C Convertible Preferred stock | Unique Logistics International, Inc.
Stockholders’ Deficit
Preferred stock, value
Series D Convertible Preferred Stock | Unique Logistics International, Inc.
Stockholders’ Deficit
Preferred stock, value